ADVISORSHARES TRUST

AdvisorShares TREESDALE RISING RATES ETF

NYSE Arca ticker: GTAA

Supplement dated May 14, 2019 to the

Prospectus and Statement of Additional Information (“SAI”) dated November 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and SAI for the AdvisorShares Treesdale Rising Rates ETF (the “Fund”) and should be read in conjunction with those documents.

Effective immediately, the Fund’s ticker has been changed from HDGB to GTAA. As such, all references to the Fund’s ticker in the Prospectus and SAI are revised accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.